Note 2 - Interest and Other Income from Continuing Operations (Tables)	12 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Disclosure of components of interest and other income [text block]
	Years Ended June 30,
	2026	2025	2024

Interest income
Interest income	1,716,656	446,291	268,419
Total interest income	1,716,656	446,291	268,419

Other income
R&D Tax Incentive (1)	3,610,016	5,438,918	4,019,285
Miscellaneous income (2)	-	2,202,598	-
Total other income	3,610,016	7,641,516	4,019,285

Total interest and other income from continuing operations	5,326,672	8,087,807	4,287,704